Income Taxes (Summary Of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Previously securitized loans	$ 4,337	$ 4,703
Allowance for loan losses	7,412	7,413
Deferred compensation payable	4,058	3,966
Underfunded pension liability	2,792	3,113
Accrued expenses	1,789	2,451
Impaired assets	797	1,172
Impaired securities losses	6,719	8,377
Intangible assets	2,194	4,946
Other	3,964	3,292
Total Deferred Tax Assets	34,062	39,433
Unrealized securities gains	585	741
Other	3,503	1,926
Total Deferred Tax Liabilities	4,088	2,667
Net Deferred Tax Assets	$ 29,974	$ 36,766